STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the Company’s stock options as of December 31, 2022, and changes during the two years then ended is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value

Outstanding as of December 31, 2020	210,177,778	$0.018
Granted	524,000,000	$0.009
Exercised	-	$-
Forfeited or expired	-	$-

Outstanding as of December 31, 2021	734,177,778	$0.0012
Granted	120,000,000	$0.0081
Exercised	-	$-
Forfeited or expired	-	$-

Outstanding as of December 31, 2022	854,177,778	$0.011	7.35	$302,400

Exercisable as of December 31, 2022	379,538,904	$0.013	6.42	$109,200

SCHEDULE OF DERIVATIVE LIABILITY

The significant assumptions used in the valuation of the derivative liabilities recorded upon issuance of the February 2022 non-qualified stock options are as follows:

Expected life	4.31 to 5.77 years
Risk free interest rates	2.41% - 2.42%
Expected volatility	287.2% – 313.6%

SCHEDULE OF STOCK OPTION AND WARRANTS

A summary of the Company’s stock options and warrants as of September 30, 2023, and changes during the nine months then ended is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value

Outstanding at December 31, 2022	854,177,778	$0.011	7.35
Granted	684,000,000	$0.001
Exercised	-	$-
Forfeited or expired	(634,000,000)	$0.009

Outstanding as of September 30, 2023	904,177,778	$0.004	6.76	$342,000

Exercisable as of September 30, 2023	591,788,887	$0.006	6.00	$200,667